UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img3f993d3a1.jpg]

Washington Mutual Investors FundSM

Investment portfolio

January 31, 2019

unaudited

Common stocks 95.13% Energy 9.78%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	13,235,000	$311,949
Cabot Oil & Gas Corp.	14,352,000	358,082
Chevron Corp.	11,354,094	1,301,747
ConocoPhillips	11,209,500	758,771
Enbridge Inc.	48,686,500	1,782,900
EOG Resources, Inc.	4,523,500	448,731
Exxon Mobil Corp.	13,010,220	953,389
Halliburton Co.	6,970,100	218,582
Helmerich & Payne, Inc.	3,049,739	170,755
Pioneer Natural Resources Co.	4,046,000	575,827
Royal Dutch Shell PLC, Class A (ADR)	773,073	47,722
Royal Dutch Shell PLC, Class B (ADR)	37,556,117	2,358,524
Schlumberger Ltd.	24,718,400	1,092,800
Valero Energy Corp.	1,700,000	149,294
		10,529,073
Materials 4.40%
Air Products and Chemicals, Inc.	3,165,300	520,344
CF Industries Holdings, Inc.	1,050,000	45,833
DowDuPont Inc.	39,557,242	2,128,575
Linde PLC	6,308,800	1,028,397
LyondellBasell Industries NV	2,500,000	217,425
Nucor Corp.	5,146,187	315,153
PPG Industries, Inc.	1,246,000	131,378
Rio Tinto PLC (ADR)	1,216,800	68,469
WestRock Co.	6,848,300	278,794
		4,734,368
Industrials 12.11%
BAE Systems PLC (ADR)	2,641,900	72,335
Boeing Co.	8,017,600	3,091,747
Caterpillar Inc.	6,713,000	893,903
CSX Corp.	10,619,200	697,682
Deere & Co.	2,188,600	358,930
Equifax Inc.	2,854,448	305,483
General Electric Co.	7,271,400	73,877
IDEX Corp.	235,400	32,452
Johnson Controls International PLC	22,428,000	757,394
Lockheed Martin Corp.	6,446,500	1,867,487
Masco Corp.	6,018,000	195,043
Norfolk Southern Corp.	3,451,200	578,904
Northrop Grumman Corp.	6,313,800	1,739,768
PACCAR Inc.	3,263,000	213,792
Parker-Hannifin Corp.	1,150,000	189,532
RELX PLC (ADR)	3,614,700	80,174
Republic Services, Inc.	1,500,000	115,065
Union Pacific Corp.	4,056,000	645,188

Washington Mutual Investors Fund — Page 1 of 6

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Parcel Service, Inc., Class B	6,020,000	$634,508
United Technologies Corp.	2,328,100	274,879
Waste Connections, Inc.	2,419,400	202,165
Waste Management, Inc.	216,300	20,693
		13,041,001
Consumer discretionary 6.21%
Carnival Corp., units	2,932,900	168,876
Chipotle Mexican Grill, Inc.1	206,600	109,418
Darden Restaurants, Inc.	1,500,000	157,395
General Motors Co.	22,928,000	894,651
Hasbro, Inc.	1,580,100	143,094
Home Depot, Inc.	15,245,700	2,798,043
InterContinental Hotels Group PLC (ADR)	4,295,274	247,880
Marriott International, Inc., Class A	3,967,600	454,409
McDonald’s Corp.	516,229	92,291
Newell Brands Inc.	2,000,000	42,420
NIKE, Inc., Class B	2,045,100	167,453
Ross Stores, Inc.	1,031,900	95,059
Starbucks Corp.	6,060,800	412,983
VF Corp.	8,044,000	677,064
Wynn Resorts, Ltd.	1,886,100	232,009
		6,693,045
Consumer staples 6.50%
Church & Dwight Co., Inc.	6,505,700	420,333
Coca-Cola Co.	39,573,900	1,904,692
Coca-Cola European Partners PLC	6,736,000	320,499
Costco Wholesale Corp.	3,060,600	656,896
Hormel Foods Corp.	15,657,300	662,617
Keurig Dr Pepper Inc.	16,188,580	440,653
Kraft Heinz Co.	925,400	44,475
Mondelez International, Inc.	3,909,100	180,835
Nestlé SA (ADR)	16,448,900	1,435,002
Procter & Gamble Co.	284,700	27,465
Reckitt Benckiser Group PLC (ADR)	3,701,700	57,191
Sysco Corp.	5,635,000	359,795
Unilever NV	286,300	15,320
Walgreens Boots Alliance, Inc.	6,504,900	470,044
		6,995,817
Health care 14.09%
Abbott Laboratories	3,782,600	276,054
AbbVie Inc.	10,469,150	840,568
Amgen Inc.	83,200	15,568
AstraZeneca PLC (ADR)	7,038,300	257,461
Cigna Corp.	6,974,000	1,393,475
CVS Health Corp.	11,118,494	728,817
Danaher Corp.	1,173,900	130,209
Eli Lilly and Co.	2,212,000	265,130
Gilead Sciences, Inc.	3,272,300	229,094
Humana Inc.	5,535,000	1,710,260
Johnson & Johnson	15,825,427	2,106,048
Medtronic PLC	1,000,000	88,390
Merck & Co., Inc.	36,867,600	2,744,055

Washington Mutual Investors Fund — Page 2 of 6

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Novartis AG (ADR)	564,350	$49,392
Novo Nordisk A/S, Class B (ADR)	814,900	38,317
Pfizer Inc.	45,167,900	1,917,377
ResMed Inc.	500,000	47,585
Thermo Fisher Scientific Inc.	979,700	240,683
UnitedHealth Group Inc.	7,774,700	2,100,724
		15,179,207
Financials 14.47%
Aon PLC, Class A	1,340,000	209,348
Bank of America Corp.	14,115,000	401,854
Bank of New York Mellon Corp.	6,573,800	343,941
BlackRock, Inc.	2,819,700	1,170,401
BNP Paribas SA (ADR)	730,000	17,232
Capital One Financial Corp.	11,508,000	927,430
Chubb Ltd.	8,990,730	1,196,217
Citigroup Inc.	5,500,000	354,530
CME Group Inc., Class A	13,264,189	2,417,797
Discover Financial Services	5,775,000	389,755
Huntington Bancshares Inc.	11,591,100	153,466
Intercontinental Exchange, Inc.	8,308,490	637,760
JPMorgan Chase & Co.	15,497,400	1,603,981
Marsh & McLennan Companies, Inc.	23,898,099	2,107,573
Moody’s Corp.	906,600	143,705
Nasdaq, Inc.	3,467,927	305,316
PNC Financial Services Group, Inc.	10,707,600	1,313,501
S&P Global Inc.	952,800	182,604
State Street Corp.	942,656	66,834
SunTrust Banks, Inc.	3,661,600	217,572
Wells Fargo & Co.	29,184,900	1,427,434
		15,588,251
Information technology 16.09%
Accenture PLC, Class A	1,701,500	261,265
Amphenol Corp., Class A	5,152,500	453,008
Analog Devices, Inc.	4,364,700	431,494
Apple Inc.	2,372,500	394,879
ASML Holding NV (New York registered)	2,767,000	484,308
Broadcom Inc.	11,389,100	3,055,126
HP Inc.	5,363,100	118,149
Intel Corp.	64,856,385	3,056,033
Intuit Inc.	3,200,000	690,624
Jack Henry & Associates, Inc.	2,601,700	347,457
Mastercard Inc., Class A	2,790,200	589,095
Microsoft Corp.	52,927,100	5,527,177
QUALCOMM Inc.	7,691,650	380,891
SAP SE (ADR)	513,700	53,127
Texas Instruments Inc.	5,658,800	569,728
Visa Inc., Class A	6,787,550	916,387
		17,328,748
Communication services 6.50%
Activision Blizzard, Inc.	2,999,700	141,706
Alphabet Inc., Class A1	817,600	920,528
Alphabet Inc., Class C1	291,350	325,254

Washington Mutual Investors Fund — Page 3 of 6

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
CBS Corp., Class B	3,195,000	$158,025
Cinemark Holdings, Inc.	5,700,000	233,244
Comcast Corp., Class A	63,000,500	2,303,928
Facebook, Inc., Class A1	4,419,700	736,720
Nexstar Media Group, Inc.	1,060,000	88,478
Verizon Communications Inc.	37,944,300	2,089,213
		6,997,096
Utilities 3.61%
CMS Energy Corp.	10,925,768	569,669
Dominion Energy, Inc.	6,300,000	442,512
DTE Energy Co.	5,050,000	594,637
Duke Energy Corp.	900,000	79,002
Edison International	9,981,179	568,628
Exelon Corp.	3,178,200	151,791
National Grid PLC (ADR)	2,935,366	159,948
Pinnacle West Capital Corp.	1,500,000	132,180
Public Service Enterprise Group Inc.	12,285,400	670,169
Sempra Energy	4,443,400	519,789
		3,888,325
Real estate 1.37%
Digital Realty Trust, Inc. REIT	3,635,035	393,819
Public Storage REIT	1,725,000	366,597
Simon Property Group, Inc. REIT	2,390,000	435,267
Ventas, Inc. REIT	4,369,900	281,815
		1,477,498
Total common stocks (cost: $70,806,905,000)		102,452,429
Short-term securities 4.83%	Principal amount (000)
3M Co. 2.45%–2.47% due 2/22/2019–2/25/20192	$105,000	104,827
Apple Inc. 2.41% due 2/8/20192	50,000	49,973
Chariot Funding, LLC 2.49%–2.51% due 2/4/2019–2/19/20192	85,000	84,910
Chevron Corp. 2.50% due 2/11/20192	70,000	69,949
Emerson Electric Co. 2.43% due 2/20/20192	42,000	41,943
ExxonMobil Corp. 2.43% due 3/18/2019	39,300	39,177
Fannie Mae 2.39% due 3/25/2019	57,900	57,700
Federal Home Loan Bank 2.26%–2.41% due 2/1/2019–3/27/2019	1,582,395	1,580,334
Freddie Mac 2.38% due 4/17/2019	26,600	26,467
General Dynamics Corp. 2.46%–2.47% due 2/7/2019–3/14/20192	80,100	79,942
Kimberly-Clark Corp. 2.43% due 2/8/20192	84,400	84,355
Merck & Co. Inc. 2.47%–2.50% due 2/26/2019–3/8/20192	50,000	49,894
National Rural Utilities Cooperative Finance Corp. 2.48%–2.51% due 2/19/2019–3/6/2019	145,000	144,739
Pfizer Inc. 2.40% due 2/11/20192	100,000	99,926
Procter & Gamble Co. 2.51% due 2/25/20192	60,000	59,896
U.S. Treasury Bills 2.15%–2.40% due 2/5/2019–4/18/2019	2,463,000	2,457,404
Wal-Mart Stores, Inc. 2.39%–2.48% due 2/11/2019–3/25/20192	174,980	174,705
Total short-term securities (cost: $5,206,110,000)		5,206,141
Total investment securities 99.96% (cost: $76,013,015,000)		107,658,570
Other assets less liabilities 0.04%		38,410
Net assets 100.00%		$107,696,980

Washington Mutual Investors Fund — Page 4 of 6

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $900,320,000, which represented .84% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Washington Mutual Investors Fund — Page 5 of 6

unaudited

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$10,529,073	$—	$—	$10,529,073
Materials	4,734,368	—	—	4,734,368
Industrials	13,041,001	—	—	13,041,001
Consumer discretionary	6,693,045	—	—	6,693,045
Consumer staples	6,995,817	—	—	6,995,817
Health care	15,179,207	—	—	15,179,207
Financials	15,588,251	—	—	15,588,251
Information technology	17,328,748	—	—	17,328,748
Communication services	6,997,096	—	—	6,997,096
Utilities	3,888,325	—	—	3,888,325
Real estate	1,477,498	—	—	1,477,498
Short-term securities	—	5,206,141	—	5,206,141
Total	$102,452,429	$5,206,141	$—	$107,658,570

Key to abbreviation
ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-001-0319O-S66144	Washington Mutual Investors Fund — Page 6 of 6

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 29, 2019